Risks and Concentration - Credit Risk (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Risks and Concentration
Cash deposited with financial institutions	$ 5,444,920	$ 4,283,794
Credit Risk
Risks and Concentration
Cash deposited with financial institutions	5,400,000	4,300,000
Cash deposited with financial institutions - not covered by insurance	$ 3,787,797	$ 4,857,299
Currency depreciation rate (in %)	0.70%	4.40%